Note Payable	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Note Payable	5. Note Payable During the three months ended March 31, 2013, we borrowed $40,000 for a six month term with a 60% interest rate. Payments will be $4000 biweekly.